Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Oct. 18, 2024	Feb. 29, 2024	Feb. 21, 2024	Oct. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2021
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.00001	$ 0.00001	$ 0.00001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									92,859
Proceeds from Issuance of Common Stock						$ 7,293,651
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Number of shares issued					1,247,092
Exercise price of warrant		$ 4.16			$ 4.16
Net proceeds from share issuance					$ 5,700,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Offering price per share		$ 3.782			$ 3.782
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock				$ 2,700,000
Subsequent Event [Member] | Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Number of shares issued		1,507,139
Exercise price of warrant		$ 4.16			4.16
Offering price per share		$ 3.782			$ 3.782
Net proceeds from share issuance		$ 4,900,000
Warrants to purhcase common stock		1,507,139			1,507,139
Warrants term		5 years			5 years
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued			218,382
Net proceeds from share issuance			$ 750,000
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	62,600
Sale of securities, description	the Placement Agent an aggregate cash fee of 8.0% of the gross proceeds from the sale of securities in the transaction, reimburse for certain out-of-pocket expenses, and issue to the Placement Agent (or its designees) warrants to purchase an aggregate of
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	862,602
Common Stock, Par or Stated Value Per Share	$ 0.00001
Offering price per share	$ 2.00
Earnings gross proceeds	$ 3,130,000
Proceeds from Issuance of Common Stock	$ 2,700,000
Subsequent Event [Member] | Prefunded Warrants [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	702,398
Exercise price of warrant	$ 0.0001
Offering price per share	$ 1.9999
Subsequent Event [Member] | Common Warrant Shares [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1,565,000
Exercise price of warrant	$ 2.00